30. Financial results	12 Months Ended
Dec. 31, 2020
Income, expense, gains or losses of financial instruments [abstract]
Financial results
30.	Financial results

	2020	2019	2018
Financial income
Gain on derivatives	59,669	84,862	17,838
Gains from financial investments	182,966	225,535	161,223
Inflation indexation	28,043	42,967	78,169
(-) Taxes on financial income (a)	(38,553)	(26,818)	(20,372)
Unrealized gains - conversion right - ESN	374,994	16,148	-
Interest income	-	7,451	-
Other	129,850	39,418	22,870
Total financial income	736,969	389,563	259,728

Financial expenses
Loss with derivatives	(428,060)	(86,990)	(51,674)
Derivative losses - capped call	(74,728)	(23,229)	-
Unrealized loss - conversion right	(836,596)	(778,557)	(710,787)
Bank charges and expenses	(119,641)	(73,171)	(75,673)
Exchange offer costs	-	-	(53,952)
Losses from financial investments	(65,403)	(111,679)	(33,999)
Interest on leases	(818,529)	(488,278)	-
Other	(203,235)	(186,361)	(135,004)
Total financial expenses	(2,546,192)	(1,748,265)	(1,061,089)

Foreign exchange rate change, net	(3,056,226)	(385,092)	(1,081,197)

Total	(4,865,449)	(1,743,794)	(1,882,558)

(a)  Relative to taxes on Financial Revenues (PIS and COFINS), according to Decree 8,426 of April 1, 2015.